EMPLOYEE BENEFITS - Summary of RSUs at the End of the Year (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares
RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	568,468
Fair value at grant date ($)	$ 88,328
Expense	$ 37,694
RSUs | from 36.30 to 42.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	0
Fair value at grant date ($)	$ 0
Expense	$ 16
RSUs | from 36.30 to 42.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 36.30
RSUs | from 36.30 to 42.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 42.00
RSUs | from 46.00 to 55.07
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	83,567
Fair value at grant date ($)	$ 3,887
Expense	$ 5,427
RSUs | from 46.00 to 55.07 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 46.00
RSUs | from 46.00 to 55.07 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 55.07
RSUs | from 52.10 to 103.75
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	129,716
Fair value at grant date ($)	$ 11,337
Expense	$ 6,421
RSUs | from 52.10 to 103.75 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 52.10
RSUs | from 52.10 to 103.75 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 103.75
RSUs | from 104.25 to 189.53
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	198,016
Fair value at grant date ($)	$ 29,912
Expense	$ 18,864
RSUs | from 104.25 to 189.53 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 104.25
RSUs | from 104.25 to 189.53 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 189.53
RSUs | from 184.00 to 328.96
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	157,169
Fair value at grant date ($)	$ 43,192
Expense	$ 6,966
RSUs | from 184.00 to 328.96 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 184.00
RSUs | from 184.00 to 328.96 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 328.96
Non employees RSU
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	11,024
Fair value at grant date ($)	$ 2,779
Expense	$ 951
Non employees RSU | from 104.25 to 189.53
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	3,750
Fair value at grant date ($)	$ 711
Expense	$ 565
Non employees RSU | from 104.25 to 189.53 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 104.25
Non employees RSU | from 104.25 to 189.53 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 189.53
Non employees RSU | from 184.00 to 328.96
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	7,274
Fair value at grant date ($)	$ 2,068
Expense	$ 386
Non employees RSU | from 184.00 to 328.96 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 184.00
Non employees RSU | from 184.00 to 328.96 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	328.96
Total
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 276.51	$ 147.22
Number of Restricted Stock Units (in shares) | shares	579,492	664,345	624,896
Fair value at grant date ($)	$ 91,107
Expense	$ 38,645